Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2016
Registrant Name	FORUM FUNDS
Central Index Key	0000315774
Amendment Flag	false
Document Creation Date	Sep. 29, 2016
Document Effective Date	Oct. 01, 2016
Prospectus Date	Oct. 01, 2016